Debt - Schedule of Summarized Real Estate Secured Debt (Parenthetical) (Detail) $ in Thousands, $ in Millions				12 Months Ended
		Nov. 16, 2023 CAD ($)	Mar. 17, 2021 USD ($) Property	Dec. 31, 2024 USD ($) Property		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 04, 2025 USD ($)	Mar. 16, 2021 USD ($)
Debt Instrument [Line Items]
Initial maximum amount available									$ 500,000
Debt Instrument Carrying Amount				$ 1,322,374
Proceeds from line of credit				$ 669,950		$ 135,000	$ 318,000
2032 Private Placement Notes
Debt Instrument [Line Items]
Senior notes maturity date	[1]			Apr. 19, 2032
Interest Accruing on Notes				5.28%
Interest rate	[1]			5.28%
Debt Instrument Carrying Amount	[1]			$ 150,000		150,000
2028 Canadian Term Loan
Debt Instrument [Line Items]
Senior notes maturity date		Dec. 01, 2028		Dec. 01, 2028	[2],[3]
Interest rate		6.41%		6.41%	[2],[3]
Term		25 years
Debt Instrument Carrying Amount	[2],[3]			$ 76,527		82,973
Proceeds from line of credit		$ 110.0
KeyBank SST IV CMBS Loan
Debt Instrument [Line Items]
Number of properties encumbered | Property			7
Senior notes maturity date			Feb. 01, 2030
Debt Instrument Carrying Amount			$ 40,500
2027 NBC Loan
Debt Instrument [Line Items]
Senior notes maturity date	[3],[4]			Mar. 07, 2027
Interest rate	[3],[4]			5.82%
Debt Instrument Carrying Amount	[3],[4]			$ 51,425		0
2027 NBC Loan | CORRA Swap
Debt Instrument [Line Items]
Interest rate				6.42%
2027 NBC Loan | CORRA Adjustment
Debt Instrument [Line Items]
Debt Instrument Variable Rate				0.30%
Spread on Variable Rate				2.20%
Fixed Rate Secured Debt | KeyBank CMBS Loan
Debt Instrument [Line Items]
Number of properties encumbered | Property				29
Senior notes maturity date	[5]			Aug. 01, 2026
Debt Instrument Carrying Amount	[5]			$ 89,240		91,042
Debt Instrument Variable Rate	[5]			3.89%
Fixed Rate Secured Debt | KeyBank Property Loan
Debt Instrument [Line Items]
Number of properties encumbered | Property				5
Fixed Rate Secured Debt | KeyBank Property Loan | Subsequent Event
Debt Instrument [Line Items]
Credit Facility increase commitments								$ 50,000
Initial maximum amount available								700,000
Credit facility utilized								$ 51,000
Fixed Rate Secured Debt | CMBS Loan
Debt Instrument [Line Items]
Number of properties encumbered | Property				10
Senior notes maturity date	[6]			Feb. 01, 2029
Debt Instrument Carrying Amount	[6]			$ 104,000		$ 104,000
Debt Instrument Variable Rate	[6]			5.00%

[1]	As of March 31, 2023, a Total Leverage Ratio Event (as defined below) had occurred, and the interest rate on such Note increased to 5.28% prospectively. For additional information regarding this loan, see 2032 Private Placement Notes below.
[2]	On November 16, 2023, we, through eight of our wholly-owned Canadian subsidiaries entered into a term loan (the “2028 Canadian Term Loan”) with affiliates of QuadReal Finance LP, receiving net proceeds of $110.0 million CAD on such date. The 2028 Canadian Term Loan is secured by eight Canadian properties, has a maturity date of December 1, 2028, and carries a fixed interest rate for the term of the loan of 6.41%. The first two years of the Canadian Term Loan are interest only, after which it requires monthly amortizing payments based on a 25-year amortization schedule.
[3]	The amounts shown above are in USD based on the foreign exchange rate in effect as of the date presented.
[4]	This loan incurs interest at an all in rate of CORRA (as defined further below under the section entitled “2027 NBC Loan”), plus a CORRA adjustment of approximately 0.30%, plus a spread of 2.20%. The effective interest rate on this loan is 6.42% when factoring the effects of a CORRA Swap which we entered into with the National Bank of Canada for the initial term of the loan. The Dufferin, Oakville II, Burlington II, Iroquois Shore Rd, and Stoney Creek I properties are encumbered by this loan. See Note 7 – Derivative Instruments for additional information.
[5]	This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights, Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts, and we serve as a non-recourse guarantor under this loan.
[6]	This fixed rate, interest only loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, and Nantucket Island). The separate assets of these encumbered properties are not available to pay our other debts, and we serve as a non-recourse guarantor under this loan.